Other income and expenses, net	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Other income and expenses, net

11.	Other income and expenses, net

	2024	2023	2022
Stoppages for asset maintenance and pre-operating expenses	(2,617)	(2,205)	(1,834)
Losses on decommissioning of returned/abandoned areas	(2,584)	(1,195)	(225)
Pension and medical benefits - retirees	(2,196)	(1,172)	(1,015)
Losses with legal, administrative and arbitration proceedings	(996)	(797)	(1,362)
Variable compensation programs (1)	(932)	(1,011)	(678)
Allowance (reversals) for credit loss on trade and other receivables, net	(260)	(18)	3
Institutional relations and cultural projects	(224)	(156)	(103)
Operating expenses with thermoelectric power plants	(221)	(189)	(150)
Expenses with contractual fines received	(136)	(199)	(91)
Compensation for the termination of vessel charter agreements	(19)	(331)	(13)
Collective bargaining agreement	(8)	(217)	-
Gains (losses) with commodities derivatives	42	11	(256)
Amounts recovered from Lava Jato investigation	60	109	96
Government grants	161	315	471
Ship/take or pay agreements	219	238	105
Results on disposal/write-offs of assets	228	1,295	1,144
Fines imposed on suppliers	249	239	228
Results from co-participation agreements in bid areas	259	284	4,286
Results of non-core activities	261	170	168
Early termination and changes to cash flow estimates of leases	349	415	629
Reimbursements from E&P partnership operations	493	571	683
Others	(21)	(188)	(264)
Total	(7,893)	(4,031)	1,822
(1) It comprises Profit Sharing (PLR) and Performance Award Program (PRD), as described in note 18.